MEZZANINE EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Mezzanine Equity
Schedule of mezzanine equity

Preferred Stock – Series B – As of December 31, 2024	$5,662,325
Dividends of Series B Convertible Preferred Stock as of December 31, 2024	377,488
Preferred Stock – Series B – As of December 31, 2024	6,039,813
Dividends of Series B Convertible Preferred Stock as of March 31, 2025	94,372
Preferred Stock – Series B – As of March 31, 2025	6,134,185
Dividends of Series B Convertible Preferred Stock as of June 30, 2025	94,372
Preferred Stock – Series B – As of June 30, 2025	$6,228,557